Sep. 20, 2024
First Trust SMID Cap Rising Dividend Achievers ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, effective September 23, 2024, the sixth sentence in the fourth paragraph under the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

“During each quarterly rebalance, securities that no longer meet the size and liquidity requirements of the Index will be removed from the Index.”